Stock-Based Compensation - ESPP (Details) - Employee Stock Purchase Plan - USD ($)		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Discount on purchase of common stock (as a percent)		5.00%
Maximum percentage of payroll deductions on eligible compensation		10.00%
Maximum stock purchases by employees, value		$ 25,000
Maximum stock purchases by employees (in shares)		1,000
Shares purchased by employees under the ESPP (in shares)		1,000,000	1,000,000	1,000,000
Shares available for purchase (in shares)		16,800,000
Expected
Stock-Based Compensation
Discount on purchase of common stock (as a percent)	15.00%